CONSOLIDATED STATEMENTS OF MEMBERS' DEFICIT (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
STATEMENTS OF MEMBERS' DEFICIT
Issuance costs	$ 559